Taxation - Components of deferred tax assets (liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carryforwards	¥ 1,144,397	¥ 717,495	¥ 321,077
Accrued expenses and others	66,773	12,545	7,385
Depreciation and amortization	16,220	26,946	5,549
Impairment of long-lived assets	7,694	73,271	68,754
Unrealized financing cost	13,125	27,520	11,401
Unrealized investment loss		29,664	5,330
Total deferred tax assets	1,248,209	887,441	419,496
Less: Valuation allowance	(1,004,665)	¥ (887,441)	¥ (419,496)	¥ (86,499)
Deferred tax assets, net of valuation allowance	243,544
Deferred tax liabilities
Accelerated tax depreciation and others	(215,030)
Fair value change of certain investments	(5,667)
Total deferred tax liabilities	(220,697)
Deferred tax assets, net of valuation allowance and deferred tax liabilities	¥ 22,847